Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Details
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (209,530)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	$ 167,154
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	(16.75%)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	$ (14,092)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	1.41%
Income Tax Reconciliation, Applife Deferred Tax Assets	$ (5,184,623)
Effective Income Tax Rate Reconciliation, Applife Deferred Tax Asset	519.62%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 5,241,091
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(525.28%)
Provision for income taxes	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent				0.00%